CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues	$ 290,583		$ 216,492		$ 152,065
Business tax	(7,446)		(4,942)		(3,999)
Net revenues	283,137	[1]	211,550	[1]	148,066	[1]
Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	(184,518)		(130,035)		(90,830)
Gross profit	98,619		81,515		57,236
Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(81,848)		(51,901)		(34,710)
Total operating expenses	(81,848)		(51,901)		(34,710)
Change in fair value of contingent consideration payable for business acquisition	920		221		(62)
Other operating income	3,172		2,036		413
Income (Loss) from operations	20,863		31,871		22,877
Interest income	2,295		782		856
Interest expense	(121)		(85)		(86)
Exchange differences	(949)		(950)		(119)
Gain on re-measurement of fair value of noncontrolling equity investment in connection with business acquisitions	1,215		612
Income before income taxes and earnings (loss) in equity method investment	23,303		32,230		23,528
Income tax expense	(1,075)		(2,518)		(2,089)
Income before earnings (loss) in equity method investment	22,228		29,712		21,439
Earnings (loss) in equity method investment	(35)		151		69
Net income	22,193		29,863		21,508
Income attributable to VanceInfo Technologies Inc. shareholders	22,193		29,863		21,508
Net income per share
Basic-ordinary share	$ 0.51		$ 0.74		$ 0.56
Diluted-ordinary share	$ 0.49		$ 0.69		$ 0.52
Net income	22,193		29,863		21,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	8,615		3,722		(48)
Unrealized gains (loss) on foreign currency exchange forward contract	(247)		(506)		145
(Gains) loss on foreign currency exchange forward contract transfer to statements of operations	319		202		(36)
Transfer to the statement of operations of net unrealized gain on available-for-sale investment, net tax effect of $87	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)			494
Total other comprehensive income, net of tax	8,193		3,912		61
Comprehensive income	30,386		33,775		21,569
Comprehensive income attributable to VanceInfo Technologies Inc. Shareholders	$ 30,386		$ 33,775		$ 21,569
Weighted average shares used in calculating net income per share
Basic-ordinary share	43,103,190	[2]	40,298,060	[2]	38,389,495	[2]
Diluted-ordinary share	45,248,469	[3]	43,406,080	[3]	41,576,217	[3]

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.
[2]	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.
[3]	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2009, 2010 and 2011 as their effects would have been anti-dilutive. For the years of 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 661,234, 91,684 and 1,237,975, respectively.